Note 5 - Advances for Vessels Under Construction and Acquisitions - Summary of Advances for Vessels Under Construction and Acquisitions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance	$ 55,785,801	$ 44,031,882
Advances for vessels under construction and acquisitions	57,805,820	51,949,154
Interest Costs Capitalized	813,423	1,660,802	$ 1,822,443
Capitalized expenses	2,475,138	2,576,626
Vessels delivered	(55,302,364)	(44,432,663)
Balance	$ 61,577,818	$ 55,785,801	$ 44,031,882